Related undertakings - Subsidiaries (Details)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Subsidiaries
% held by Group companies	81.05%
Vodafone M-PESASH.P.K.
Subsidiaries
% held by Group companies	100.00%
Vodafone Albania Sh.A
Subsidiaries
% held by Group companies	99.94%
CWGNL S.A
Subsidiaries
% held by Group companies	100.00%
Vodafone Enterprise Australia Pty Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Enterprise Austria GmbH
Subsidiaries
% held by Group companies	100.00%
Vodafone Enterprise Bahrain W.L.L.
Subsidiaries
% held by Group companies	100.00%
Vodafone Belgium SA/NV
Subsidiaries
% held by Group companies	100.00%
Vodafone Servicos Empresariais Brasil Ltda
Subsidiaries
% held by Group companies	100.00%
Cobra do Brasil Servicos de Telematica ltda.
Subsidiaries
% held by Group companies	70.00%
Vodafone Empress Brasil Telecomunicacoes Ltda
Subsidiaries
% held by Group companies	100.00%
Vodafone Enterprise Bulgaria EOOD
Subsidiaries
% held by Group companies	100.00%
Vodafone Canada Inc.
Subsidiaries
% held by Group companies	100.00%
CGP Investments (Holdings) Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Enterprise Chile SA
Subsidiaries
% held by Group companies	100.00%
Vodafone Automotive Technologies (Beijing) Co, Ltd
Subsidiaries
% held by Group companies	100.00%
Vodafone China Limited (China)
Subsidiaries
% held by Group companies	100.00%
Vodafone Enterprise Communications Technical Services (Shanghai) Co. Ltd
Subsidiaries
% held by Group companies	100.00%
Vodacom Congo (RDC) SA
Subsidiaries
% held by Group companies	30.85%
Vodacash S.A
Subsidiaries
% held by Group companies	30.85%
Vodafone Mobile Operations Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Enterprise Communications Technical Service (Shanghai) Co, Ltd. Beijing Branch
Subsidiaries
% held by Group companies	100.00%
Oskar Mobil S.R.O.
Subsidiaries
% held by Group companies	100.00%
Nadace Vodafone esk Republika
Subsidiaries
% held by Group companies	100.00%
UPC esk republika, s.r.o.
Subsidiaries
% held by Group companies	81.05%
UPC Infrastructure, s.r.o.
Subsidiaries
% held by Group companies	100.00%
UPC Real Estate, s.r.o.
Subsidiaries
% held by Group companies	100.00%
Arena Sport Rechte Marketing GmbH i.L.
Subsidiaries
% held by Group companies	100.00%
Vodafone Administration GmbH
Subsidiaries
% held by Group companies	100.00%
Vodafone BW GmbH
Subsidiaries
% held by Group companies	100.00%
Vodafone Hessen GmbH & Co. KG
Subsidiaries
% held by Group companies	100.00%
Vodafone Management GmbH
Subsidiaries
% held by Group companies	100.00%
Vodafone NRW GmbH
Subsidiaries
% held by Group companies	100.00%
Vodafone West GmbH
Subsidiaries
% held by Group companies	100.00%
Vodafone Service GmbH
Subsidiaries
% held by Group companies	100.00%
Grandcentrix GmbH
Subsidiaries
% held by Group companies	100.00%
Vodafone Enterprise Hong Kong Limited - New Zealand Branch
Subsidiaries
% held by Group companies	100.00%
Vodafone Services LLC
Subsidiaries
% held by Group companies	100.00%
UPC External Services S.R.L.
Subsidiaries
% held by Group companies	100.00%
Vodafone Towers Spain S.L.U.
Subsidiaries
% held by Group companies	81.05%
Vodafone Dijital Yayincilik Hizmetleri A.S.
Subsidiaries
% held by Group companies	100.00%
Navtrak Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Czech Republic A.S.
Subsidiaries
% held by Group companies	100.00%
Vodafone Enterprise Europe (UK) Limited - Czech Branch
Subsidiaries
% held by Group companies	100.00%
Vodafone Enterprise Denmark A/S
Subsidiaries
% held by Group companies	100.00%
Vodafone For Trading
Subsidiaries
% held by Group companies	54.95%
Starnet
Subsidiaries
% held by Group companies	55.00%
Sarmady Communications
Subsidiaries
% held by Group companies	55.00%
Vodafone International Services LLC
Subsidiaries
% held by Group companies	100.00%
Vodafone Egypt
Subsidiaries
% held by Group companies	55.00%	55.00%
Vodafone Data
Subsidiaries
% held by Group companies	55.00%
Vodafone Enterprise Finland OY
Subsidiaries
% held by Group companies	100.00%
Vodafone Automotive Telematics Development S.A.S
Subsidiaries
% held by Group companies	100.00%
Vodafone Automotive France S.A.S
Subsidiaries
% held by Group companies	100.00%
Vodafone Enterprise France SAS
Subsidiaries
% held by Group companies	100.00%
TKS Telepost Kabel-Service Kaiserslautern Beteiligungs GmbH
Subsidiaries
% held by Group companies	93.84%
Kabel Deutschland Holding AG
Subsidiaries
% held by Group companies	93.84%
Vodafone Kabel Deutschland GmbH
Subsidiaries
% held by Group companies	93.84%
Vodafone Kabel Deutschland Kundenbetreuung GmbH
Subsidiaries
% held by Group companies	93.84%
Vodafone Automotive Deutschland GmbH
Subsidiaries
% held by Group companies	100.00%
Vodafone Enterprise Germany GmbH
Subsidiaries
% held by Group companies	100.00%
Vodafone GmbH
Subsidiaries
% held by Group companies	100.00%
Vodafone Group Services GmbH
Subsidiaries
% held by Group companies	100.00%
Vodafone Institut fur Gesellschaft und Kommunikation GmbH
Subsidiaries
% held by Group companies	100.00%
Vodafone Stiftung Deutschland Gemeinnutzige GmbH
Subsidiaries
% held by Group companies	100.00%
Vodafone Vierte Verwaltungs AG
Subsidiaries
% held by Group companies	100.00%
KABELCOM Braunschweig Gesellschaft Fur Breitbandkabel- Kommunikation Mit Beschrankter Haftung
Subsidiaries
% held by Group companies	93.84%
Urbana Teleunion Rostock GmbH & Co.KG
Subsidiaries
% held by Group companies	65.69%
Vantage Towers AG
Subsidiaries
% held by Group companies	81.05%
KABELCOM Wolfsburg Gesellschaft Fur Breitbandkabel-Kommunikation Mit Beschrankter Haftung
Subsidiaries
% held by Group companies	93.84%
Vodacom Business (Ghana) Limited
Subsidiaries
% held by Group companies	70.00%
Ghana Telecommunications Company Limited
Subsidiaries
% held by Group companies	70.00%
National Communications Backbone Company Limited
Subsidiaries
% held by Group companies	70.00%
Vodafone Ghana Mobile Financial Services Limited
Subsidiaries
% held by Group companies	70.00%
Vodafone-Panafon Hellenic Telecommunications Company S.A.
Subsidiaries
% held by Group companies	99.87%
Vodafone Greece Towers Societe Anonyme
Subsidiaries
% held by Group companies	81.05%
Vodafone Innovus S.A
Subsidiaries
% held by Group companies	99.87%
360 Connect S.A.
Subsidiaries
% held by Group companies	99.87%
FB Holdings Limited
Subsidiaries
% held by Group companies	100.00%
Le Bunt Holdings Limited
Subsidiaries
% held by Group companies	100.00%
Silver Stream Investments Limited
Subsidiaries
% held by Group companies	100.00%
VBA Holdings Limited
Subsidiaries
% held by Group companies	60.50%
VBA International Limited
Subsidiaries
% held by Group companies	60.50%
Vodafone Enterprise Hong Kong Ltd
Subsidiaries
% held by Group companies	100.00%
Vodafone Magyarorszag Mobile Tavkozlesi Zartkoruen Mukodo Reszvenytarsasag
Subsidiaries
% held by Group companies	100.00%
VSSB Vodafone Shared Services Budapest Private Limited Company
Subsidiaries
% held by Group companies	100.00%
Cable and Wireless Global (India) Private Limited
Subsidiaries
% held by Group companies	100.00%
Cable & Wireless Networks India Private Limited
Subsidiaries
% held by Group companies	100.00%
Cable and Wireless (India) Limited (India branch)
Subsidiaries
% held by Group companies	100.00%
Omega Telecom Holdings Private Limited
Subsidiaries
% held by Group companies	100.00%
Usha Martin Telematics Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Global Services Private Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone India Services Private Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone International Financing Designated Activity Company [Member]
Subsidiaries
% held by Group companies	100.00%
Vodafone Foundation
Subsidiaries
% held by Group companies	100.00%
VF Ireland Property Holdings Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Enterprise Global Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Global Network Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Group Services Ireland Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Ireland Distribution Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Ireland Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Ireland Marketing Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Ireland Retail Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Global Enterprise (Italy) S.R.L.
Subsidiaries
% held by Group companies	100.00%
Vodafone Automotive Italia S.p.A
Subsidiaries
% held by Group companies	100.00%
Vodafone Automotive Electronic Systems S.r.L
Subsidiaries
% held by Group companies	100.00%
Vodafone Automotive SpA
Subsidiaries
% held by Group companies	100.00%
VEI S.r.l.
Subsidiaries
% held by Group companies	100.00%
Vodafone Italia S.p.A.
Subsidiaries
% held by Group companies	100.00%
Vodafone Enterprise Italy S.r.L
Subsidiaries
% held by Group companies	100.00%
Vodafone Gestioni S.p.A.
Subsidiaries
% held by Group companies	100.00%
Vodafone Servizi E Tecnologie S.R.L.
Subsidiaries
% held by Group companies	100.00%
Vodafone Enterprise U.K. (Japanese Branch)
Subsidiaries
% held by Group companies	100.00%
VND S.p.A
Subsidiaries
% held by Group companies	100.00%
Vodafone Automotive Japan K.K
Subsidiaries
% held by Group companies	100.00%
Vodafone Global Enterprise (Japan) K.K.
Subsidiaries
% held by Group companies	100.00%
Aztec Limited
Subsidiaries
% held by Group companies	100.00%
Globe Limited
Subsidiaries
% held by Group companies	100.00%
Plex Limited
Subsidiaries
% held by Group companies	100.00%
Vizzavi Finance Limited
Subsidiaries
% held by Group companies	99.99%
Vodafone International 2 Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Jersey Dollar Holdings Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Jersey Finance
Subsidiaries
% held by Group companies	100.00%
Vodafone Jersey Yen Holdings Unlimited
Subsidiaries
% held by Group companies	100.00%
Vodafone Kenya Limited
Subsidiaries
% held by Group companies	65.43%
M-PESA Holding Co. Limited
Subsidiaries
% held by Group companies	100.00%
Vodacom Business (Kenya) Limited
Subsidiaries
% held by Group companies	48.40%
Vodafone Enterprise Korea Limited
Subsidiaries
% held by Group companies	100.00%
Vodacom Lesotho (Pty) Limited
Subsidiaries
% held by Group companies	48.40%
Tomorrow Street GP S.a r.l.
Subsidiaries
% held by Group companies	100.00%
Vodafone Asset Management Services S.a r.l.
Subsidiaries
% held by Group companies	100.00%
Vodafone Enterprise Global Businesses S.a r.l.
Subsidiaries
% held by Group companies	100.00%
Vodafone Enterprise Luxembourg S.A.
Subsidiaries
% held by Group companies	100.00%
Vodafone International 1 S.a r.l.
Subsidiaries
% held by Group companies	100.00%
Vodafone International M S.a r.l.
Subsidiaries
% held by Group companies	100.00%
Vodafone Investments Luxembourg S.a r.l.
Subsidiaries
% held by Group companies	100.00%
Vodafone Luxembourg 5 S.a r.l.
Subsidiaries
% held by Group companies	100.00%
Vodafone Luxembourg S.a r.l.
Subsidiaries
% held by Group companies	100.00%
Vodafone Procurement Company S.a r.l.
Subsidiaries
% held by Group companies	100.00%
Vodafone Roaming Services S.a r.l.
Subsidiaries
% held by Group companies	100.00%
Vodafone Services Company S.a.r.l.
Subsidiaries
% held by Group companies	100.00%
Vodafone Global Enterprise (Malaysia) Sdn Bhd
Subsidiaries
% held by Group companies	100.00%
Vodafone Holdings Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Insurance Limited
Subsidiaries
% held by Group companies	100.00%
Mobile Wallet VM1
Subsidiaries
% held by Group companies	60.50%
Mobile Wallet VM2
Subsidiaries
% held by Group companies	60.50%
Al-Amin Investments Limited
Subsidiaries
% held by Group companies	100.00%
Array Holdings Limited
Subsidiaries
% held by Group companies	100.00%
Asian Telecommunication Investments (Mauritius) Limited
Subsidiaries
% held by Group companies	100.00%
CCII (Mauritius), Inc.
Subsidiaries
% held by Group companies	100.00%
CGP India Investments Ltd.
Subsidiaries
% held by Group companies	100.00%
Euro Pacific Securities Ltd.
Subsidiaries
% held by Group companies	100.00%
Mobilvest
Subsidiaries
% held by Group companies	100.00%
Prime Metals Ltd.
Subsidiaries
% held by Group companies	100.00%
Trans Crystal Ltd.
Subsidiaries
% held by Group companies	100.00%
Vodafone Mauritius Ltd.
Subsidiaries
% held by Group companies	100.00%
Vodafone Telecommunications (India) Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Tele-Services (India) Holdings Limited
Subsidiaries
% held by Group companies	100.00%
VBA (Mauritius) Limited
Subsidiaries
% held by Group companies	60.50%
Vodacom International Limited
Subsidiaries
% held by Group companies	60.50%
Vodafone Empresa Mexico S.de R.L. de C.V.
Subsidiaries
% held by Group companies	100.00%
VM, SA
Subsidiaries
% held by Group companies	51.42%
Vodafone M-Pesa, S.A
Subsidiaries
% held by Group companies	51.42%
Vodafone Enterprise Netherlands BV
Subsidiaries
% held by Group companies	100.00%
Vodafone Europe B.V.
Subsidiaries
% held by Group companies	100.00%
Vodafone International Holdings B.V.
Subsidiaries
% held by Group companies	100.00%
Vodafone Panafon International Holdings B.V.
Subsidiaries
% held by Group companies	99.87%
Vodafone Enterprise Norway AS
Subsidiaries
% held by Group companies	100.00%
Vodafone Limited (Norway Branch)
Subsidiaries
% held by Group companies	100.00%
Vodafone Business Poland sp. z o.o
Subsidiaries
% held by Group companies	100.00%
Oni Way - Infocomunicacoes, S.A.
Subsidiaries
% held by Group companies	100.00%
Vodafone Portugal - Comunicacoes Pessoais, S.A.
Subsidiaries
% held by Group companies	100.00%
Vodafone Enterprise Spain, S.L.U. - Portugal Branch
Subsidiaries
% held by Group companies	100.00%
Vodafone Romania S.A
Subsidiaries
% held by Group companies	100.00%
Vodafone Romania M-Payments SRL
Subsidiaries
% held by Group companies	100.00%
Vodafone Romania Technologies SRL
Subsidiaries
% held by Group companies	99.55%
Vodafone Shared Services Romania SRL
Subsidiaries
% held by Group companies	90.48%
Evotracking SRL
Subsidiaries
% held by Group companies	100.00%
Vodafone External Services S.R.L
Subsidiaries
% held by Group companies	100.00%
Cable & Wireless CIS Svyaz LLC
Subsidiaries
% held by Group companies	100.00%
Vodafone Enterprise Equipment Limited Ogranak u Beogradu2
Subsidiaries
% held by Group companies	100.00%
Vodafone Enterprise Singapore Pte.Ltd
Subsidiaries
% held by Group companies	100.00%
Vodafone Global Network Limited - Slovakia Branch
Subsidiaries
% held by Group companies	100.00%
XLink Communications (Proprietary) Limited
Subsidiaries
% held by Group companies	60.50%
Cable and Wireless Worldwide South Africa (Pty) Ltd
Subsidiaries
% held by Group companies	100.00%
Vodafone Holdings (SA) Proprietary Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Investments (SA) Proprietary Limited
Subsidiaries
% held by Group companies	100.00%
GS Telecom (Pty) Limited
Subsidiaries
% held by Group companies	60.50%
10T Holdings (Proprietary) Limited
Subsidiaries
% held by Group companies	30.87%
IoT.nxt (Pty) Limited
Subsidiaries
% held by Group companies	30.87%
IOT.nxt Development (Pty) Limited
Subsidiaries
% held by Group companies	30.87%
Jupicol (Proprietary) Limited
Subsidiaries
% held by Group companies	42.35%
Mezzanine Ware Proprietary Limited (RF)
Subsidiaries
% held by Group companies	54.45%
Motifpros 1 (Proprietary) Limited
Subsidiaries
% held by Group companies	60.50%
Scarlet Ibis Investments 23 (Pty) Limited
Subsidiaries
% held by Group companies	60.50%
Storage Technology Services (Pty) Limited
Subsidiaries
% held by Group companies	30.85%
Vodacom (Pty) Limited
Subsidiaries
% held by Group companies	60.50%
Vodacom Business Africa Group (Pty) Limited
Subsidiaries
% held by Group companies	60.50%
Vodacom Financial Services (Proprietary) Limited
Subsidiaries
% held by Group companies	60.50%
Vodacom Group Limited
Subsidiaries
% held by Group companies	60.50%
Vodacom Insurance Administration Company (Proprietary) Limited
Subsidiaries
% held by Group companies	60.50%
Vodacom Insurance Company (RF) Limited
Subsidiaries
% held by Group companies	60.50%
Vodacom International Holdings (Pty) Limited
Subsidiaries
% held by Group companies	60.50%
Vodacom Life Assurance Company (RF) Limited
Subsidiaries
% held by Group companies	60.50%
Vodacom Payment Services (Proprietary) Limited
Subsidiaries
% held by Group companies	60.50%
Vodacom Properties No 1 (Proprietary) Limited
Subsidiaries
% held by Group companies	60.50%
Vodacom Properties No.2 (Pty) Limited
Subsidiaries
% held by Group companies	60.50%
Wheatfields Investments 276 (Proprietary) Limited
Subsidiaries
% held by Group companies	60.50%
Vodafone Automotive Iberia S.L
Subsidiaries
% held by Group companies	100.00%
Vodafone Enabler Espana, S.L.
Subsidiaries
% held by Group companies	100.00%
Vodafone Enterprise Spain SLU
Subsidiaries
% held by Group companies	100.00%
Vodafone Espana S.A.U.
Subsidiaries
% held by Group companies	100.00%
Vodafone Holdings Europe S.L.U.
Subsidiaries
% held by Group companies	100.00%
Vodafone ONO, S.A.U.
Subsidiaries
% held by Group companies	100.00%
Vodafone Servicios SL.U
Subsidiaries
% held by Group companies	100.00%
Vodafone Enterprise Sweden AB
Subsidiaries
% held by Group companies	100.00%
Vodafone Enterprise Switzerland AG
Subsidiaries
% held by Group companies	100.00%
Vodafone Automotive Telematics S.A
Subsidiaries
% held by Group companies	100.00%
Vodafone Global Enterprise Taiwan Limited
Subsidiaries
% held by Group companies	100.00%
Gateway Communications Tanzania Limited
Subsidiaries
% held by Group companies	59.89%
M-Pesa Limited
Subsidiaries
% held by Group companies	45.37%
Shared Networks Tanzania Limited
Subsidiaries
% held by Group companies	45.37%
Vodacom Tanzania Limited Zanzibar
Subsidiaries
% held by Group companies	45.37%
Vodacom Tanzania Public Limited Company
Subsidiaries
% held by Group companies	45.37%
Vodafone Bilgi Ve Iletisim Hizmetleri AS
Subsidiaries
% held by Group companies	100.00%
Vodafone Dagitim Hizmetleri A.S.
Subsidiaries
% held by Group companies	100.00%
Vodafone Kule ve Altyapi Hizmetleri A.S.
Subsidiaries
% held by Group companies	100.00%
Vodafone Medya Icerik Hizmetleri A.S.
Subsidiaries
% held by Group companies	100.00%
Vodafone Elektronik Para Ve Odeme Hizmetleri A.S.
Subsidiaries
% held by Group companies	100.00%
Vodafone Holding A.S.
Subsidiaries
% held by Group companies	100.00%
Vodafone Net Iletisim Hizmetleri A.S.
Subsidiaries
% held by Group companies	100.00%
Vodafone Telekomunikasyon A.S
Subsidiaries
% held by Group companies	100.00%
Vodafone Teknoloji Hizmetleri A.S.
Subsidiaries
% held by Group companies	100.00%
LLC Vodafone Enterprise Ukraine
Subsidiaries
% held by Group companies	100.00%
Vodafone Enterprise Europe (UK) Limited - DUBAI BRANCH
Subsidiaries
% held by Group companies	100.00%
Thus Group Holdings Limited
Subsidiaries
% held by Group companies	100.00%
Thus Group Limited
Subsidiaries
% held by Group companies	100.00%
Thus Profit Sharing Trustees Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone (NI) Limited
Subsidiaries
% held by Group companies	100.00%
Pinnacle Cellular Group Limited
Subsidiaries
% held by Group companies	100.00%
Pinnacle Cellular Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone (Scotland) Limited
Subsidiaries
% held by Group companies	100.00%
Woodend Group Limited
Subsidiaries
% held by Group companies	100.00%
Energis (Ireland) Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Automotive UK Limited
Subsidiaries
% held by Group companies	100.00%
Vodacom Business Africa Group Services Limited
Subsidiaries
% held by Group companies	60.50%
Vodacom UK
Subsidiaries
% held by Group companies	60.50%
AAA (Euro) Limited
Subsidiaries
% held by Group companies	100.00%
Apollo Submarine Cable System Limited
Subsidiaries
% held by Group companies	100.00%
Aspective Limited
Subsidiaries
% held by Group companies	100.00%
Astec Communications Limited
Subsidiaries
% held by Group companies	100.00%
Bluefish Communications Limited
Subsidiaries
% held by Group companies	100.00%
Cable and Wireless Aspac Holdings Limited
Subsidiaries
% held by Group companies	100.00%
Cable and Wireless CIS Services Limited
Subsidiaries
% held by Group companies	100.00%
Cable and Wireless Communications Data Network Services Limited
Subsidiaries
% held by Group companies	100.00%
Cable and Wireless Europe Holdings Limited
Subsidiaries
% held by Group companies	100.00%
Cable and Wireless Global Business Services Limited
Subsidiaries
% held by Group companies	100.00%
Cable and Wireless Global Holding Limited
Subsidiaries
% held by Group companies	100.00%
Cable and Wireless Global Telecommunication Services Limited
Subsidiaries
% held by Group companies	100.00%
Cable and Wireless UK Holdings Limited
Subsidiaries
% held by Group companies	100.00%
Cable and Wireless Worldwide Limited
Subsidiaries
% held by Group companies	100.00%
Cable and Wireless Worldwide Voice Messaging Limited
Subsidiaries
% held by Group companies	100.00%
Cable and Wireless (India) Limited
Subsidiaries
% held by Group companies	100.00%
Cable and Wireless Nominee Limited
Subsidiaries
% held by Group companies	100.00%
Cellops Limited
Subsidiaries
% held by Group companies	100.00%
Central Communications Group Limited
Subsidiaries
% held by Group companies	100.00%
Energis Communications Limited
Subsidiaries
% held by Group companies	100.00%
Energis Squared Limited
Subsidiaries
% held by Group companies	100.00%
General Mobile Corporation Limited
Subsidiaries
% held by Group companies	100.00%
London Hydraulic Power Company
Subsidiaries
% held by Group companies	100.00%
Metro Holdings Limited
Subsidiaries
% held by Group companies	100.00%
ML Integration Group Limited
Subsidiaries
% held by Group companies	100.00%
Project Telecom Holdings Limited
Subsidiaries
% held by Group companies	100.00%
Rian Mobile Limited
Subsidiaries
% held by Group companies	100.00%
Singlepoint (4U) Limited
Subsidiaries
% held by Group companies	100.00%
Talkland International Limited
Subsidiaries
% held by Group companies	100.00%
Talkmobile Limited
Subsidiaries
% held by Group companies	100.00%
Talkmobile U.K. Limited
Subsidiaries
% held by Group companies	100.00%
The Eastern Leasing Company Limited
Subsidiaries
% held by Group companies	100.00%
Thus Limited
Subsidiaries
% held by Group companies	100.00%
Vizzavi Limited
Subsidiaries
% held by Group companies	100.00%
Voda Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone (New Zealand) Hedging Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone 2.
Subsidiaries
% held by Group companies	100.00%
Vodafone 4 UK
Subsidiaries
% held by Group companies	100.00%
Vodafone 5 Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone 5 UK
Subsidiaries
% held by Group companies	100.00%
Vodafone 6 UK
Subsidiaries
% held by Group companies	100.00%
Vodafone Americas
Subsidiaries
% held by Group companies	100.00%
Vodafone Benelux Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Business Solutions Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Cellular Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Connect Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Consolidated Holdings Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Corporate Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Corporate Secretaries Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone DC Pension Trustee Company Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Distribution Holdings Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Enterprise Corporate Secretaries Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Enterprise Equipment Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Enterprise Europe (UK) Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Enterprise U.K.
Subsidiaries
% held by Group companies	100.00%
Vodafone Euro Hedging Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Euro Hedging Two
Subsidiaries
% held by Group companies	100.00%
Vodafone Europe UK
Subsidiaries
% held by Group companies	100.00%
Vodafone European Investments
Subsidiaries
% held by Group companies	100.00%
Vodafone European Portal Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Finance Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Finance Luxembourg Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Finance Sweden
Subsidiaries
% held by Group companies	100.00%
Vodafone Finance UK Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Financial Operations
Subsidiaries
% held by Group companies	100.00%
Vodafone Global Content Services Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Global Enterprise Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Group (Directors) Trustee Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Group Pension Trustee Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Group Services Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Group Services No.2 Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Group Share Trustee Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Hire Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Holdings Luxembourg Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Intermediate Enterprises Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone International Holdings Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone International Operations Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Investment UK
Subsidiaries
% held by Group companies	100.00%
Vodafone Investments Australia Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Investments Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone IP Licensing Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Marketing UK
Subsidiaries
% held by Group companies	100.00%
Vodafone Mobile Communications Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Mobile Enterprises Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Mobile Network Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Nominees Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Oceania Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Old Show Ground Site Management Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Overseas Finance Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Overseas Holdings Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Panafon UK
Subsidiaries
% held by Group companies	99.87%
Vodafone Partner Services Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Property Investments Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Retail (Holdings) Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Retail Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Sales & Services Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone UK Content Services Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone UK Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Ventures Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Worldwide Holdings Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone Yen Finance Limited
Subsidiaries
% held by Group companies	100.00%
Vodafone-Central Limited
Subsidiaries
% held by Group companies	100.00%
Vodaphone Limited
Subsidiaries
% held by Group companies	100.00%
Vodata Limited
Subsidiaries
% held by Group companies	100.00%
Your Communications Group Limited
Subsidiaries
% held by Group companies	100.00%
Cable and Wireless Americas Systems, Inc.
Subsidiaries
% held by Group companies	100.00%
Vodafone Americas Virginia Inc.
Subsidiaries
% held by Group companies	100.00%
Vodafone US Inc.
Subsidiaries
% held by Group companies	100.00%
Unitymedia Finance LLC
Subsidiaries
% held by Group companies	100.00%
Vodafone Americas Foundation
Subsidiaries
% held by Group companies	100.00%
Vantage Towers Single Member Societe Anonyme
Subsidiaries
% held by Group companies	81.05%
Crystal Almond Towers Single Member S.A.
Subsidiaries
% held by Group companies	81.05%
Vantage Towers Zartkoruen Mukodo Reszvenytarsasag [Member]
Subsidiaries
% held by Group companies	81.05%
Vantage Towers Limited
Subsidiaries
% held by Group companies	81.05%
Central Tower Holding Company B.V.
Subsidiaries
% held by Group companies	81.05%
IoT.nxt USA BV
Subsidiaries
% held by Group companies	30.87%
IoT nxt USA Inc
Subsidiaries
% held by Group companies	30.87%
IOT.NXT BV
Subsidiaries
% held by Group companies	30.87%
IoT.nxt Europe BV
Subsidiaries
% held by Group companies	30.87%
Vantage Towers S.R.L.
Subsidiaries
% held by Group companies	81.05%
UPC Foundation
Subsidiaries
% held by Group companies	100.00%
Vodafone Sigorta Aracilik Hismetleri A.S.
Subsidiaries
% held by Group companies	100.00%